INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses intangible assets	$ 2,970,078	$ 4,157,388
Asset impairment charges	$ 6,931,502	$ 20,580,040